o BT INSTITUTIONAL FUNDS o

                                  INSTITUTIONAL
                               LIQUID ASSETS FUND

                                  ANNUAL REPORT
                                  -------------
                                 DECEMBER o 1998

--------------------------------------------------------------------------------
Institutional Liquid Assets Fund

TABLE OF CONTENTS
--------------------------------------------------------------------------------

              Letter to Shareholders ....................................3

              Institutional Liquid Assets Fund
                 Statement of Assets and Liabilities ....................5
                 Statement of Operations ................................5
                 Statements of Changes in Net Assets ................... 6
                 Financial Highlights ...................................7
                 Notes to Financial Statements ..........................8
                 Report of Independent Accountants ......................9


              Liquid Assets Portfolio
                Statement of Net Assets ................................10
                Statement of Operations ................................14
                Statements of Changes in Net Assets ....................14
                Financial Highlights ...................................15
                Notes to Financial Statements ..........................16
                Report of Independent Accountants ......................17

--------------------------------------------------------------------------------
Institutional Liquid Assets Fund

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
We are pleased to present you with this annual report for the BT Institutional Liquid Assets Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The money markets were dominated throughout 1998 by the global financial crisis, which began in Southeast Asia and spread to countries around the world.

o During the first half of the year, the hangover effects of the Southeast Asian financial crisis spread to Hong Kong and Japan. This both focused the U.S. markets on that region and also supported a flight to quality and, in turn, a U.S. Treasury rally.

o In the second half of 1998, Russia devalued its currency and defaulted on its domestic debt, despite an International Monetary Fund (IMF) bailout attempt; weak commodity prices dampened the economic outlook for Latin America in general and Brazil in particular; and economic instability in Asia was ongoing. All of this buoyed the U.S. Treasury rally.

Concerns over the impact of foreign turmoil on U.S. economic growth did not surface until the second half of the year.

o Interest rates in the first six months remained relatively stable. The combination of a strong economy--especially in the service sector--and low inflation allowed the Federal Reserve Board to keep interest rates unchanged at 5.5%.

o During the third quarter, investors began to focus more heavily on the Asian contagion and on the political problems in the Clinton administration. In addition, a major leveraged hedge fund went bankrupt, requiring a bailout by a consortium of Wall Street firms. The announcement of this Fed-orchestrated bailout package forced corporate credit spreads to widen significantly and liquidity to decrease. This led, in turn, to a further rally in U.S. Treasuries plus significant buying of high quality domestic paper.

                           Status at December 31, 1998
                        Seven day effective yield: 5.27%
                            Average maturity: 38 days
                          Net assets: $3,374.2 million

Citing both global and U.S. developments and their prospects on the U.S. economy, the Federal Reserve Board effectively battled investors' growing risk aversion and escalating illiquidity with three rapid cuts of interest rates in the second half of the year. These easing moves of 0.25% each--on September 29, October 15, and November 17--restored the financial markets to a more peaceful state and allowed the money markets, in particular, to finish out the year on a relatively calm note.

Money markets also benefited from volatility in the equity markets. This volatility buoyed a rally in the U.S. fixed income market in general and strong cash inflows into the money markets in particular. Investors moved assets from equity funds, both domestic and foreign, seeking both the greater liquidity and the perceived safety of the money markets. Also fueling positive fixed income market sentiment toward the end of the year was a plunge in oil prices and other commodities to their lowest level in decades.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce highly competitive yields in the Institutional Liquid Assets Fund.

 Period ended          Annualized 7 Day Annualized 7 Day
 December 31, 1998       Current Yield   Effective Yield
--------------------------------------------------------------------------------
 BT Institutional
  Liquid Assets Fund*         5.14%           5.27%
--------------------------------------------------------------------------------
 IBC First Tier-Institutional
  Only Money Funds Average    4.87%           4.99%
--------------------------------------------------------------------------------

We maintained a neutral, close-to-the benchmark weighted average maturity position through most of the first half of the year. This strategy was based on the uncertainty surrounding the impact of the Asian financial turmoil on the U.S. financial markets as well as on the Federal Reserve Board's decision to keep interest rates on hold. Also, the flat yield curve gave us few opportunities to extend maturities to increase yield. Instead, we sought to add value by increasing the Fund's holdings in floating rate securities, which proved to be effective in producing competitive Fund returns. In anticipation of Federal Reserve Board interest rate cuts, we began extending the Fund's average maturity in the third quarter. We were careful to add exposure to high quality counterparties, while limiting exposure to those we felt might experience difficulties in the worsening Asian crisis.

MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Looking ahead for the near term, we believe the money markets should remain fairly positive, though largely range-bound, without the dramatic rally of the year 1998.

o Strong momentum in the U.S. economy--in terms of consumer spending, employment, housing, and business investment--should carry into early 1999, before weakening later in the year.

o The global economic crisis continues to loom and we anticipate GDP growth of around 2.5% in 1999--a positive backdrop for inflation to stay low and for the safe haven status of U.S. Treasuries to continue.

o We believe Federal Reserve Board monetary policy is likely on hold, not changing interest rates for the foreseeable future in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.

------------
* Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

--------------------------------------------------------------------------------
Institutional Liquid Assets Fund

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                      By Asset Type as of December 31, 1998
                      (percentages are based on net assets)

Certificates of Deposit 2%

Eurodollar
Certificates of
Deposit 9%

Eurodollar
Time Deposits
17%

Floating Rate Notes 23%

Commercial Paper 36%

Yankee Certificates of Deposit 13%

Given this scenario and the slightly positive yield curve, we intend to stay slightly longer than our benchmark for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities when they arise.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Institutional Liquid Assets Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                              /s/  Darlene M. Rasel
                ------------------------------------------------
                                Darlene M. Rasel
                Portfolio Manager of the Liquid Assets Portfolio
                                December 31, 1998

----------------------------------------------------------------------------------------------------------------
Institutional Liquid Assets Fund

STATEMENT OF ASSETS AND LIABILITIES  December 31, 1998
----------------------------------------------------------------------------------------------------------------
Assets
   Investment in Liquid Assets Portfolio, at Value .........................................     $ 3,389,709,147
   Prepaid Expenses ........................................................................              65,260
                                                                                                 ---------------
Total Assets ...............................................................................       3,389,774,407
                                                                                                 ---------------
Liabilities
   Due to Bankers Trust ....................................................................             309,275
   Dividends Payable .......................................................................          15,263,889
   Accrued Expenses ........................................................................              41,567
                                                                                                 ---------------
Total Liabilities ..........................................................................          15,614,731
                                                                                                 ---------------
Net Assets .................................................................................     $ 3,374,159,676
                                                                                                 ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of
beneficial interest authorized) ............................................................       3,374,007,026
                                                                                                 ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by
shares outstanding) ........................................................................     $          1.00
                                                                                                 ===============
Composition of Net Assets
   Paid-in Capital .........................................................................     $ 3,374,007,026
   Undistributed Net Investment Income .....................................................              58,387
   Accumulated Net Realized Gain from Investment Transactions ..............................              94,263
                                                                                                 ===============
Net Assets, December 31, 1998 ..............................................................     $ 3,374,159,676
                                                                                                 ===============

----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the year ended December 31, 1998
----------------------------------------------------------------------------------------------------------------
Investment Income
   Income Allocated from Liquid Assets Portfolio, net ......................................     $   181,820,656
                                                                                                 ---------------
Expenses
   Administration and Services Fees ........................................................           1,673,817
   Registration Fees .......................................................................             410,697
   Printing and Shareholder Reports ........................................................              15,008
   Professional Fees .......................................................................              13,355
   Trustees Fees ...........................................................................               8,166
   Miscellaneous ...........................................................................              30,732
                                                                                                 ---------------
   Total Expenses ..........................................................................           2,151,775
   Less: Expenses Absorbed by Bankers Trust ................................................            (478,084)
                                                                                                 ---------------
      Net Expenses .........................................................................           1,673,691
                                                                                                 ---------------
Net Investment Income ......................................................................         180,146,965
Net Realized Gain from Investment Transactions .............................................             105,907
                                                                                                 ---------------
Net Increase in Net Assets from Operations .................................................     $   180,252,872
                                                                                                 ===============

                        See Notes to Financial Statements.


-----------------------------------------------------------------------------------------------------------------
Institutional Liquid Assets Fund

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                 For the            For the
                                                                                year ended         year ended
                                                                             December 31, 1998  December 31, 1997
                                                                            ------------------ ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...............................................      $   180,146,965    $   131,781,988
   Net Realized Gain (Loss) from Investment Transactions ...............              105,907            (11,644)
                                                                              ---------------    ---------------
Net Increase in Net Assets from Operations .............................          180,252,872        131,770,344
                                                                              ---------------    ---------------
Distributions to Shareholders
   Net Investment Income ...............................................         (180,146,965)      (131,781,988)
                                                                              ---------------    ---------------
Capital Transactions in Shares of Beneficial Interest
  (at Net Asset Value of $1.00 per share)
   Proceeds from Sales of Shares .......................................        9,993,553,949      6,124,315,086
   Cost of Shares Redeemed .............................................       (9,936,314,862)    (4,750,512,402)
                                                                              ---------------    ---------------
Net Increase from Capital Transactions in Shares of
   Beneficial Interest .................................................           57,239,087      1,373,802,684
                                                                              ---------------    ---------------
Total Increase in Net Assets ...........................................           57,344,994      1,373,791,040
Net Assets
Beginning of Year ......................................................        3,316,814,682      1,943,023,642
                                                                              ---------------    ---------------
End of Year ............................................................      $ 3,374,159,676    $ 3,316,814,682
                                                                              ===============    ===============

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Liquid Assets Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Liquid Assets Fund.

                                                                                                   For the period
                                                                                                   Dec. 11, 19951
                                                      For the years ended December 31,                   to
                                                   1998              1997             1996          Dec. 31, 1995
                                               ------------      -------------    ------------      ------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .......     $   1.00         $   1.00          $   1.00          $   1.00
                                                 --------         --------          --------          --------
Income fromInvestment Operations
   Net Investment Income ...................         0.05             0.05              0.05              0.00(2)
   Net Realized Gain (Loss) from
      Investment Transactions ..............         0.00(2)         (0.00)(2)          0.00(2)           0.00(2)
                                                 --------         --------          --------          --------
Total from Investment Operations ...........         0.05             0.05              0.05              0.00(2)
                                                 --------         --------          --------          --------
Distributions to Shareholders
   Net Investment Income ...................        (0.05)           (0.05)            (0.05)            (0.00)(2)
                                                 --------         --------          --------          --------
Net Asset Value, End of Period .............     $   1.00         $   1.00          $   1.00          $   1.00
                                                 ========         ========          ========          ========
Total Investment Return ....................         5.57%            5.63%             5.45%             5.88%
Supplemental Data and Ratios:
   Net Assets, End of Period
      (000s omitted) .......................   $3,374,160       $3,316,815        $1,943,024        $1,477,401
   Ratios to Average Net Assets:
      Net Investment Income ................         5.43%            5.48%             5.32%             5.50%(3)
      Expenses, Including Expenses
        of the Liquid Assets Portfolio .....         0.16%            0.16%             0.04%             0.01%(3)
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses
        by Bankers Trust ...................         0.10%            0.09%             0.22%             0.97%(3)

------------------
(1) The Fund's inception date.
(2) Less than $0.01 per share.
(3) Annualized

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Liquid Assets Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Institutional Funds (the "Trust") is registered under the investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Liquid Assets Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 11, 1995. The Fund invests substantially all of its assets in the Liquid Assets Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio. At June 30, 1998, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report and should be read in conjunction with the Fund's Financial Statements.

B.  Security Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's notes to Financial Statements which are included elsewhere in this report.

C.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Organization Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E.  Distributions

It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

F. Federal Income Taxes

It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to shareholders. Therefore, no federal income tax provision is required.

G. Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to a fund are charged to that Fund, while expenses that are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .16 % of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of companies provides distributor services to the Fund. For the year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

The Portfolio, in which the Fund invests in, is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

--------------------------------------------------------------------------------
Institutional Liquid Assets Fund

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees of BT Institutional Funds and Shareholders of
Institutional Liquid Assets Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Liquid Assets Fund (one of the funds comprising BT Institutional Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

--------------------------------------------------------------------------------
Liquid Assets Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

Principal
Amount               Description                Value
------               -----------                -----

              COMMERCIAL PAPER - 36.37%
              ABB Treasury Center,
$25,000,000    5.20%, 2/18/99............$  24,826,667

              Abbott Laboratories,
 49,000,000    5.15%, 1/6/99................48,964,951

              Asset Securitization Cooperative
               Corp.:
 13,000,000    5.40%, 1/29/99...............12,945,400
 25,000,000    5.27%, 2/19/99...............24,820,674

              Associates Corp.:
 25,000,000    5.04%,  2/3/99...............24,884,500
 13,000,000    5.25%,  2/5/99...............12,933,645

              Bank of Scotland,
 10,000,000     4.89%,  6/4/99...............9,790,816

              BankAmerica Corp.,
  7,000,000     4.93%,  6/2/99...............6,854,291

              BBL North America:
 12,000,000     5.80%,  1/12/99.............11,978,733
 12,000,000     5.50%,  1/26/99.............11,954,167

              British Gas Capital Corp.,
 23,000,000     5.25%,(0) 2/11/99...........22,875,574

              CAFCO:
 30,000,000    5.40%, 1/20/99...............29,914,500
 10,000,000    5.32%, 1/29/99............... 9,958,622
 35,000,000    5.30%, 2/3/99................34,829,958
 15,000,000    5.32%, 2/25/99...............14,878,083

              Chase Manhattan Bank,
 40,000,000    4.80%, 3/23/99...............39,568,000

              Corporate Receivables, Inc.:
 20,000,000    5.40%, 1/19/99...............19,946,000
 10,000,000    5.20%, 2/12/99............... 9,939,333
 10,000,000    5.375%, 2/18/99.............. 9,928,333

              Credit Suisse First Boston:
 20,000,000    5.29%, 1/7/99................19,982,366
 11,000,000    5.27%, 1/15/99...............10,977,456
 10,000,000    5.15%, 1/22/99................9,969,958
 17,000,000    5.18%, 1/26/99...............16,938,847

              Cregem,
 30,000,000    4.99%, 4/1/99................29,625,750

              Daimler Benz North America:

 25,000,000    5.03%, 1/29/99...............24,902,194
 20,000,000    5.22%, 2/23/99...............19,846,300
 12,000,000    5.03%, 4/15/99...............11,825,626

Principal
 Amount               Description              Value
 ------               -----------              -----
              Delaware Funding Corp.:
$ 5,036,000    5.50%, 1/6/99............$    5,032,153
 18,118,000    5.35%, 1/20/99...............18,066,841
 20,000,000    5.35%, 1/22/99...............19,937,583
  5,086,000    5.40%, 1/26/99................5,066,927
 10,000,000    5.19%, 2/18/99................9,930,800

              Diageo Capital:
 27,000,000    5.35%, 1/4/99................26,987,962
 15,000,000    5.23%, 2/12/99...............14,908,475
 12,000,000    5.10%, 3/5/99................11,892,900

              Ford Motor Credit Corp.,
 40,000,000    5.10%, 1/28/99...............39,847,000

              General Electric Capital Corp.:
 42,000,000    4.95%, 2/19/99...............41,717,025
  5,000,000    5.37%, 2/26/99............... 4,958,233
 20,000,000    4.93%, 3/15/99...............19,800,061
 20,000,000    5.01%, 3/26/99...............19,766,200

              General Electric Company:
 20,000,000    5.05%, 1/15/99...............19,960,722
 13,000,000    5.04%, 2/8/99................12,930,840

              General Motors Acceptance Corp.:
 20,000,000    5.10%, 1/22/99...............19,940,500
 10,000,000    5.49%, 1/26/99............... 9,961,875
 40,000,000    5.06%, 1/29/99...............39,842,577
 10,000,000    5.08%, 2/10/99............... 9,943,555

              Glaxo Wellcome,
  6,000,000    4.75%, 4/26/99................5,908,958

              KFW International Finance,
 30,000,000    4.87%, 2/19/99...............29,801,141

              Merrill Lynch & Co.:
 10,000,000    5.50%, 1/13/99............... 9,981,666
 15,000,000    5.50%,  1/15/99..............14,967,916

              National Rural Utility Corp.,
 20,000,000    4.97%, 4/26/99...............19,682,472

              Norwest Corp.,
 10,000,000    5.14%, 1/22/99................9,970,016

              Oesterreichische Bank,
 20,000,000    5.16%, 1/25/99...............19,931,200

              Province of British Columbia,
  5,000,000    4.80%, 3/8/99.................4,955,954

              Province of Quebec:
  8,200,000    5.51%, 1/15/99................8,182,429
 30,000,000    5.14%,  2/8/99...............29,837,233
  5,000,000    4.95%, 2/16/99................4,968,375

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Liquid Assets Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
Principal
 Amount               Description              Value
 ------               -----------              -----

              Quincy Capital Corp.:
$ 10,000,000   5.48%, 1/27/99...............$ 9,960,422
  15,000,000   5.41%, 1/28/99................14,939,138
   8,244,000   5.40%, 2/5/99..................8,200,719

              Receivables Capital Corp.:
  3,806,000    5.27%,1/25/99..................3,792,628
 10,000,000    5.35%, 1/26/99.................9,962,847
 40,000,000    5.35%, 1/27/99................39,845,444

              Union Bank of Switzerland:
 40,000,000    5.26%, 1/5/99.................39,976,622
 25,000,000    5.21%, 1/15/99................24,949,260

              Wells Fargo Bank,
 10,000,000    5.25%,  1/29/99................9,959,167

              Westpac Capital Corp.,

 10,000,000    5.05%,  3/2/99.................9,896,705

              Xerox Credit Corp.:
 17,000,000    5.10%, 1/4/99.................16,992,775
 10,000,000    5.10%, 3/25/99.................9,882,417
                                         --------------

Total Commercial Paper
 (Amortized Cost $1,232,898,477)          1,232,898,477
                                         --------------

              EURODOLLAR TIME DEPOSIT - 17.38%
              Abbey National Treasury,
 45,000,000    5.48%, 2/10/99................45,000,000

              Bank of America,
 25,000,000    5.45%, 2/11/99................25,000,000

              Bank of Austria,
 30,000,000    5.15%, 1/20/99................30,000,000

              Bank of Montreal,
 35,000,000    5.35%, 2/9/99.................35,000,000

              Canadian Imperial Bank of
               Commerce,
100,000,000    5.25%, 1/4/99................100,000,000

              Generale Bank,
 25,000,000    5.31%, 2/3/99.................25,000,000

              International Nederlander Bank:
 40,000,000    5.60%, 2/26/99................40,000,000
 10,000,000    5.13%,  3/5/99................10,000,514
 10,000,000    5.09%,  6/3/99................10,000,000

              KBC Bank,
 12,000,000    5.19%,  5/12/99...............12,000,000

              Nordeutsche Landesbank,
 30,000,000    5.25%,  3/29/99...............30,000,000

Principal
 Amount               Description              Value
--------              -----------              -----

              Suntrust Bank,
$129,586,048   4.00%, 1/4/99...............$129,586,048

              Svenska Handelsbanken,
  20,000,000   5.37%, 2/25/99................20,000,000

              West Deutsche Landesbank,
  77,425,983   5.25%, 1/4/99 ................77,425,983
                                         --------------

Total Eurodollar Time Deposits
 (Amortized Cost $589,012,545)..............589,012,545
                                         --------------

              CERTIFICATES OF DEPOSIT - 1.48%
              Chase Manhattan Bank,
  15,000,000   4.87%, 4/21/99................15,000,000
                                         --------------


              Mellon Bank:
 20,000,000    4.87%, 4/29/99................20,000,000
 15,000,000    5.05%, 5/3/99.................15,000,000
                                         --------------

Total Certificate of Deposit
 (Amortized Cost $50,000,000)................50,000,000
                                         --------------

              EURODOLLAR CERTIFICATES
              OF DEPOSIT - 9.00%
              Abbey National Treasury,
10,000,000     5.20%,  2/9/99................10,000,000

              Barclays Bank,
30,000,000     4.88%, 4/27/99................29,998,113

              Bayerische Hypotheka Vereinbank:
30,000,000     5.62%, 1/12/99................29,998,329
20,000,000     5.36%, 2/22/99................20,004,907
30,000,000     5.60%, 2/25/99................30,000,814
35,000,000     5.17%, 2/26/99................35,000,537

              Halifax PLC:
10,000,000     5.16%, 2/5/99.................10,000,074
30,000,000     5.60%, 2/22/99................30,000,000
30,000,000     5.12%, 3/2/99.................30,000,731

              International Nederlander Bank,
25,000,000     5.08%, 5/27/99................25,002,967

              KBC Bank,
25,000,000     5.53%, 1/15/99................25,000,097


              Morgan Guaranty,
 5,000,000     4.95%, 3/16/99.................5,000,000

              Rabobank,
25,000,000     5.53%,  1/4/99................25,000,000
                                         --------------

Total Eurodollar Certificates of Deposit
 (Amortized Cost $305,606,569)..............305,606,569
                                         --------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Liquid Assets Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
Principal
 Amount               Description                Value
 ------               -----------                -----

              YANKEE CERTIFICATES OF DEPOSIT - 12.63%
              Bank of Montreal:
$  17,000,000   5.25%, 1/25/99...............$ 17,000,000
   25,000,000   5.32%, 1/29/99................ 25,000,000
   25,000,000   5.57%, 2/26/99................ 25,000,000

              Banque Nationale de Paris:
   50,000,000   5.54%, 1/4/99..................50,000,000
   10,000,000   5.65%, 2/26/99................. 9,997,230
   25,000,000   4.93%, 4/28/99.................25,000,000

              Bayerische Hypotheka:
   10,000,000   5.55%, 1/4/99..................10,000,008
   25,000,000   5.25%, 1/25/99 ............... 25,000,000

              Canadian Imperial Bank,
   10,000,000   4.87%, 4/21/99..................9,998,389

              CommerzBank:
   25,000,000   5.52%, 2/2/99..................24,998,665
   20,000,000   5.37%, 2/24/99 ................20,006,372

              Hessen Thuringer,
   18,000,000   5.26%, 1/29/99.................18,000,609

              National Westminster Bank,
   50,000,000   5.53%,  1/4/99.................50,000,000

              Nordeutsche Landesbank,
    7,000,000   5.66%,  7/27/99.................7,022,157

              Rabobank:
   13,000,000   5.60%, 3/17/99.................12,999,209
   10,000,000   5.65%, 6/19/99.................10,023,694
    5,000,000   5.64%, 7/30/99................. 5,013,424

              Royal Bank of Canada,
   10,000,000   5.56%,  2/26/99.................9,999,264

              Svenska Handelsbanken,
   22,000,000   5.52%,  1/19/99................22,001,337

              Union Bank of Switzerland:
   30,000,000   5.10%,  2/19/99................30,000,000
    6,000,000   5.74%,  6/11/99.................6,015,960

              Westdeutsche Landesbank,
   15,000,000   5.54%,  1/13/99 ...............15,000,000
                                           --------------
Total Yankee Certificates of Deposit
 (Amortized Cost $428,076,318)................428,076,318
                                           --------------

Principal
 Amount               Description              Value
 ------               -----------              -----

              FLOATING RATE NOTES - 22.56%
              Associates Corp.:
               Daily Variable Rate,
$ 20,000,000   5.65%, 1/4/99..............$   19,999,920

              Bank of Austria:
               Quarterly Variable Rate,
 25,000,000    5.54%, 7/27/99.................24,991,652

              Bayerische Hypotheka Vereinbank:
               Monthly Variable Rate,
 20,000,000    5.50%, 5/28/99 ................19,993,652

              Bayerishce Landesbank:
               Monthly Variable Rate,
 20,000,000    5.49%, 2/25/99.................19,998,255

              Bear Stearns Companies, Inc.:
               Monthly Variable Rate,
 25,000,000    5.62%, 6/4/99..................25,000,000
 14,000,000    5.62%,  6/11/99................14,000,576

              Colgate-Palmolive:
               Monthly Variable Rate,
 20,000,000    5.52%,(0) 8/25/99 .............19,989,849

              Comerica Bank:
               Monthly Variable Rate,
 25,000,000    5.55%, 6/10/99.................24,991,935

              Deutsche Bank:
               Quarterly Variable Rate,
 30,000,000    5.52%, 6/1/99..................29,990,257
 15,000,000    5.53%, 8/16/99.................14,993,594

              First Union Corp.:
               Quarterly Variable Rate,
 10,000,000    5.68%, 8/18/99.................10,004,554
 10,000,000    5.20%, 10/20/99................10,000,000
 20,000,000    5.42%, 11/16/99 ...............20,000,000

              General Electric Capital Corp.:
               Quarterly Variable Rate,
 15,000,000    5.60%, 1/15/99................ 15,000,000
 10,000,000    5.55%,  9/8/99................ 10,000,000

              International Business Machines:
               Quarterly Variable Rate,
  5,000,000    5.54%, 3/1/99.................. 4,999,684
 25,000,000    5.48%, 6/1/99..................24,987,899
 13,000,000    5.21%, 11/2/99.................12,997,827

              J. P. Morgan Co.:
               Monthly Variable Rate,
 50,000,000    5.50%, 2/24/99.................49,994,881

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Liquid Assets Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
Principal
 Amount               Description              Value
 ------               -----------              -----

              Kreditbank:
               Quarterly Variable Rate,
$ 25,000,000    5.53%, 6/1/99................$   24,992,896

              Merrill Lynch & Co., Inc.:
               Monthly Variable Rate,
 30,000,000     5.57%, 2/16/99...................30,000,000
  5,000,000     5.60%, 4/13/99....................4,999,860

              Morgan Guaranty:
               Monthly Variable Rate,
40,000,000      5.21%,  11/29/99.................39,982,934

              National City Bank of Cleveland:
               Monthly Variable Rate,
 15,000,000     5.57%, 3/5/99 ...................14,998,987

              National Rural Utility Corp.:
               Monthly Variable Rate,
15,000,000     5.21%,  11/23/99 .................15,000,000

              Nordeutsche Landesbank:
               Monthly Variable Rate,
 13,000,000    5.52%, 2/2/99.....................12,999,450
 20,000,000    5.50%, 2/25/99....................19,998,526

              Norwest Bank:
               Monthly Variable Rate,
 20,000,000    5.45%, 9/20/99....................19,999,332

              Norwest Corp.:
               Quarterly Rate Change,
20,000,000     5.24%,  10/28/99..................19,998,347

Principal
 Amount               Description              Value
 ------               -----------              -----

              Royal Bank of Canada:
               Monthly Variable Rate,
$ 10,000,000   5.52%, 7/14/99................$    9,996,279

              Societe Generale:
               Monthly Variable Rate,
$45,000,000    5.56%,  5/7/99....................44,990,045
 10,000,000    5.55%,  6/1/99.................... 9,996,789

              Svenska Handelsbanken:
               Monthly Variable Rate,
 25,000,000    5.54%, 6/1/99.....................24,992,896

              Toronto Dominion Bank:
               Quarterly Variable Rate,
 25,000,000    5.54%, 7/30/99....................25,000,401

              U.S. Bank:
               Monthly Variable Rate,
 25,000,000    5.56%, 8/18/99....................24,997,072

              Walt Disney Co.:
               Quarterly Variable Rate,
 15,000,000    5.45%, 2/26/99 ...................14,998,044

              Westpac Capital:
               Quarterly Variable Rate,
 15,000,000    5.54%, 4/9/99 ....................14,998,027
                                           ----------------
Total Floating Rate Notes
 (Amortized Cost $764,861,112)..................764,861,112
                                           ----------------

Total Investments
 (Amortized Cost $3,369,855,021)    99.4%....$3,369,855,021
Other Assets Less Liabilities        0.6%........19,854,126
                                  ------   ----------------
Net Assets                         100.0%    $3,389,709,147
                                  ======   ================

------------
*Interest rates for commercial paper represent discount rates at the time of purchase.
                       See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio

STATEMENT OF OPERATIONS For the year ended December 31, 1998
-----------------------------------------------------------------------------------------------------------------
Investment Income
   Interest .............................................................................        $   185,501,537
                                                                                                 ---------------
Expenses
Advisory Fees ...........................................................................              5,018,284
   Administration and Service Fees ......................................................              1,672,823
   Professional Fees ....................................................................                 51,921
   Trustees Fees ........................................................................                  8,281
   Miscellaneous ........................................................................                  3,085
                                                                                                 ---------------
   Total Expenses .......................................................................              6,754,394
   Less: Expenses Absorbed by Bankers Trust .............................................             (3,073,520)
                                                                                                 ---------------
     Net Expenses .......................................................................              3,680,874
                                                                                                 ---------------
Net Investment Income ...................................................................            181,820,663
Net Realized Gain from Investment Transactions ..........................................                105,907
                                                                                                 ---------------
Net Increase in Net Assets from Operations ..............................................        $   181,926,570
                                                                                                 ===============

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                                  For the            For the
                                                                                year ended         year ended
                                                                             December 31, 1998  December 31, 1997
                                                                            ------------------ ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...............................................      $   181,820,663    $   132,984,270
   Net Realized Gain (Loss) from Investment Transactions ...............              105,907            (11,644)
                                                                              ---------------    ---------------
Net Increase in Net Assets from Operations .............................          181,926,570        132,972,626
                                                                              ---------------    ---------------
Capital Transactions
   Proceeds from Capital Invested ......................................        9,957,865,381      5,800,519,569
   Value of Capital Withdrawn ..........................................      (10,081,442,865)    (4,554,217,994)
                                                                              ---------------    ---------------
Net Increase(Decrease) in Net Assets from Capital Transactions .........         (123,577,105)     1,246,301,575
                                                                              ---------------    ---------------
Total Increase in Net Assets ...........................................           58,349,465      1,379,274,201
Net Assets
Beginning of Year ......................................................        3,331,359,682      1,952,085,481
                                                                              ---------------    ---------------
End of Year ............................................................      $ 3,389,709,147    $ 3,331,359,682
                                                                              ===============    ===============

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Liquid Assets Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Liquid Assets Portfolio.


                                                              For the years ended December 31,
                                           ----------    ----------     ----------     ----------    ---------
                                              1998          1997           1996           1995(2)         1994
                                           ----------    ----------     ----------     ----------    ---------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) $3,389,709     $3,331,360     $1,952,085     $1,481,589     $   13,404
   Ratios to Average Net Assets:
      Net Investment Income ...............       5.47%          5.52%          5.32%          7.28%(1)       4.28%
      Expenses ............................       0.11%          0.11%          0.03%          0.01%(1)       0.10%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses
        by Bankers Trust ..................       0.09%          0.09%          0.17%          0.28%(1)       0.30%


-----------------

(1) Annualized
(2) For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995.

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Liquid Assets Portfolio

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A.  Organization
The Liquid Assets Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio commenced operations on June 7, 1993, as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On September 15, 1995, the Portfolio temporarily suspended its operations due to a withdrawal of investments by BT Investment Liquid Assets Fund. On December 11, 1995, the Portfolio resumed its operations as a result of an investment made by the Institutional Liquid Assets Fund.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Act and represents fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. For the year ended December 31, 1998, administrative and service fees amounted to $1,672,823, of which $164,314 was payable at the end of the period.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. For the year ended December 31, 1998, advisory fees amounted to $5,018,284, of which $448,419 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .11% of the average daily net assets.

The Liquid Assets Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.


Note 3--Net Assets
At December 31, 1998 net assets consisted of:

Paid-in-Capital .....................     $3,389,709,147
                                          ==============

--------------------------------------------------------------------------------
Liquid Assets Portfolio

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees and Holders of Beneficial Interest of Liquid Assets Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Liquid Assets Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

                       This page intentionally left blank.

                       This page intentionally left blank.

BT INSTITUTIONAL FUNDS
INSTITUTIONAL LIQUID ASSETS FUND

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY 130
Liberty Street New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019


                                ----------------
     For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by the Fund's current prospectus.
                                ----------------

                                             Cusip # 055924864
                                             STA 492200(12/98)